Deferred tax assets and liabilities - Summary of temporary differences deferred income tax assets and liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,337,838	$ 1,155,825	$ 1,114,339
Deferred tax liabilities	1,192,903	1,015,195	900,456
Net deferred tax assets, recorded in the statements of financial position	144,935	140,630	213,883	$ 185,370
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		215
Accruals [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	104,949	135,561	126,810
Air traffic liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,927	11,353	96,832
Net deferred tax assets, recorded in the statements of financial position	5,927	11,353	96,832	150,475
Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	780,867	593,273	499,655
Net deferred tax assets, recorded in the statements of financial position	780,867	593,273	499,655	475,139
Net operating losses carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	44,481	99,042	19,924
Advances from Customers [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	202,285	182,731	179,132
Other provisions (mainly leased aircraft returns) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	64,441	51,881	59,633
Miscellaneous other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	134,888	81,769	132,353
Net deferred tax assets, recorded in the statements of financial position	64,441	51,881	59,633	41,730
Inventory [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	53,748	39,444	37,266
Net deferred tax assets, recorded in the statements of financial position	(53,748)	(39,444)	(37,266)	(32,653)
Property and equipment, including right-of-use [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	798,596	669,164	557,793
Net deferred tax assets, recorded in the statements of financial position	(798,596)	(669,164)	(557,793)	(556,061)
Prepaid expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	11,581	10,755	11,094
Amortizable expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	199,314	171,620	127,750
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	129,664	124,212	166,553
Net deferred tax assets, recorded in the statements of financial position	$ 462,223	$ 475,784	$ 412,457	$ 325,686